Note 9 - Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 267,967	$ 210,154